Equity-Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2025			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order (viii)	2025 $	2024 $
Angola Joint Venture (i)	33%	4	—	—	84,306	85,961
Bahrain LNG Joint Venture (ii)	30%	—	1	—	77,951	87,973
Exmar LPG Joint Venture (iii)	50%	18	—	14	214,977	187,860
MALT Joint Venture (iv)	52%	6	—	—	322,794	314,332
Pan Union LNG Joint Venture (v)	20%-30%	4	—	—	87,197	87,777
RasGas III Joint Venture (vi)	40%	4	—	—	101,057	117,995
Yamal LNG Joint Venture (vii)	50%	6	—	—	472,472	466,472
Other	50%	—	—	—	8	8
		42	1	14	1,360,762	1,348,378
Less credit loss provision					(2,900)	(1,800)
Investments in and advances to equity-accounted joint ventures, net					1,357,862	1,346,578